Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Summary of other non-current assets	The following table summarises the Group’s other non-current assets as at the dates presented:

	Year ended 31 December
	2025	2024
Other non-current assets	€ million	€ million
Retirement benefit surplus (Note 16)	206	176
Investments	56	54
Other	225	167
Total other non-current assets	487	397

Summary of non-current investments	The following table summarises the Group’s carrying value of investments as at the dates presented:

	Year ended 31 December
	2025	2024
Investments	€ million	€ million
Investments accounted using equity method	35	40
Financial assets at fair value through other comprehensive income(A)	21	14
Total investments	56	54
(A)Changes in equity investments for the year ended 31 December 2025 were due to additional investments in existing investees and the acquisition of new investments.